8. CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Contingencies
Note 8. CONTINGENCIES

Litigation

Clean Wind Energy, Inc. v. John Hanback, et al

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

•	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.

•	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.

•	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.

•	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.

•	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

Porter LeVay & Rose, Inc.

On February 23, 2012, we were served with a Complaint in the matter of Porter, LeVay & Rose, Inc. filed in the Supreme Court of the State of New York, stipulating that Clean Wind Energy Tower, Inc. has yet to pay for certain services rendered on behalf of Porter LeVay & Rose for Financial Public Relations services. On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement and agreed to pay a total of $39,219 in equal payments of $9,805, the first to be paid prior to March 30, 2012 and monthly thereafter until paid in full. The first payment was made on March 27, 2012. The Company has accounted for unpaid balance of $9,805 as accounts payable and accrued expenses in its condensed consolidated balances sheets as of December 31, 2011. During the three months ended September 30, 2012, the Company settled all outstanding obligations.

The Company is subject to legal proceedings and claims from time to time which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its consolidated financial position, results of operations or liquidity.

Office Leases Obligations

The Company leases approximately 100 square feet of office space at 1997 Annapolis Exchange Parkway, Suite 300, Annapolis, Maryland 21401 pursuant to a lease that expires October 31, 2011 and leases approximately 8,435 square feet of commercial space in Warrenton, Virginia pursuant to a lease that expires November 30, 2013. The Company is in the process of renewing the lease for the office space in Annapolis, Maryland.

The Company maintains one unpatented lode mining claim, #IMC39643, claim name-Abbatoir, which is leased to U.S. Silver Corporation.

Commitments for minimum rentals under non cancelable leases at December 31, 2011 are as follows:

2012	81,890
2013	105,366
Total	$187,256

Rental expenses charged to operations for the year ended December 31, 2011 was $112,851.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Clean Wind Energy became a wholly-owned subsidiary of the Company. Clean Wind Energy has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	President, Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb	Secretary, Chief Marketing Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Ownkar Persaud (1)	Chief Financial Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Three (3) months salary and benefits for termination due to a change of control

(1)	Mr. Ownkar Persaud mutually agreed to reduce his original annual salary of $100,000 to $60,000 effective on January 1, 2011.

The foregoing descriptions of the employment agreements do not purport to be complete and are qualified in their entirety by reference to such employment agreements which are included as exhibits to this Form 10-K, were filed with the SEC on Form 8-K on December 30, 2010.

In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Litigation

Clean Wind Energy, Inc. v. John Hanback, et al

As of November 4, 2011, we were the plaintiff  in the matter captioned Clean Wind Energy, Inc. vs. John Hanback, et al, in the Federal District Court  of Alexandria, Virginia.

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

•	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.
•	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.
•	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.
•	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.
•	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

The Company has properly accounted for this settlement as accounts payable and accrued expenses in its December 31, 2011 consolidated financial statements.

Porter LeVay & Rose, Inc.

On February 23, 2012, we were served with a Complaint in the matter of Porter, LeVay & Rose, Inc. filed in the Supreme Court of the State of New York, stipulating that Clean Wind Energy Tower, Inc. has yet to pay for certain services renedered on behalf of Porter LeVay & Rose for Financial Public Relations services. On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement and agreed to pay a total of $39,219 in equal payments of $9,805, the first to be paid prior to March 30, 2012 and monthly thereafter until paid in full. The first payment was made on March 27, 2012. The Company has accounted for this $39,219 as accounts payable and accrued expenses in its December 31, 2011 consolidated financial statements.

The Company is subject to legal proceedings and claims from time to time which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its consolidated financial position, results of operations or liquidity.